Earnings (Losses) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted earning per share

		Year ended December 31,
	2022	2021	2020
Net profit (loss) from continuing operations attributable to equity holders of the Company (in € thousand)	(143,279)	(73,425)	(64,393)
Weighted average number of outstanding shares	115,473,914	97,619,320	90,757,173
BASIC EARNINGS (LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ per share)	(1.24)	(0.75)	(0.71)

		Year ended December 31,
	2022	2021	2020
Profit used to determine diluted earnings per share (in € thousand)	(143,279)	(73,425)	(64,393)
Weighted average number of outstanding shares for diluted earnings (losses) per share[4]	115,473,914	97,619,320	90,757,173
DILUTED EARNINGS/(LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ per share)	(1.24)	(0.75)	(0.71)
[4]Potentially dilutive securities (2022: 1,504,892 diluted shares; 2021: 5,846,267; 2020: 5,481,763 diluted shares have been excluded from the computation of diluted weighted-average shares outstanding because such securities had an antidilutive impact due to the losses reported.